Cover	12 Months Ended
Mar. 31, 2021
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Amendment description	No changes to 10K information
Document Period End Date	Mar. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Entity Registrant Name	B2Digital, Inc.
Entity Central Index Key	0000725929
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false